Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents
Cash and cash equivalents
7.	Cash and cash equivalents

	December 31,
	2025	2024
	$	$
Cash on hand and balances with banks	7,307	16,393
	7,307	16,393

The Company had restricted cash equivalents amounting to $125 at December 31, 2025 (2024 - $123). These balances consist of certificates of deposit that are used as collateral for corporate credit cards and leases.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023

(in thousands of US dollars, except share and per share data and where otherwise noted)